REVENUE INFORMATION - Movement of the allowance for contract assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Asset [Abstract]
Balance at the beginning of the period	¥ 1,531,970	¥ 949,292	¥ 1,001,091
Additions charged to (reversal of) bad debt expense	3,692,233	582,678	(51,799)
Balance at the end of the period	¥ 5,224,203	¥ 1,531,970	¥ 949,292